CERTAIN RISKS AND CONCENTRATION (Narrative) (Details) (Revenue [Member], Foreign Currency Concentration Risk [Member])	12 Months Ended
Dec. 31, 2013
Revenue [Member] | Foreign Currency Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	51.30%